Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Debt Agreements Amounts Outstanding
	2014	2015
(a) Commerzbank AG (August 12, 2011)	$43,375,000	$25,912,500
(b) Unicredit Bank AG (November 19, 2007)	14,606,500	13,885,750
(c) Bank of Ireland (March 30, 2009)	8,350,000	7,825,000
(d) HSH Nordbank AG (April 4, 2014)	46,713,600	-
(e) HSBC Bank Plc (July 2, 2010)	14,460,000	-
(f) Nordea Bank Finland Plc (May 6, 2014)	78,273,638	73,928,185
(g) Senior unsecured notes due 2021	25,000,000	25,000,000
Total	$230,778,738	$146,551,435
Less: related deferred financing costs	4,360,951	1,877,534
Total debt, net of deferred financing costs	$226,417,787	$144,673,901

Schedule of Debt
Disclosed as follows in the Consolidated Balance Sheets
Liabilities associated with vessels held for sale	$-	$47,587,119
Current portion of long-term debt	$19,991,791	$97,086,782
Long-term debt	206,425,996	-
Total	$226,417,787	$144,673,901

Minimum Annual Principal Payments
To December 31,
2016	$121,551,435
2017	-
2018	-
2019	-
2020	-
Thereafter	25,000,000
Total	$146,551,435